the RODNEY SQUARE
                                STRATEGIC
                                FIXED-INCOME
                                FUND

                                      LOGO
                                [GRAPHIC OMITTED]

                               SEMI-ANNUAL REPORT
                                 APRIL 30, 1998

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
--------------------------------------------------------------------------------
    PRESIDENT'S MESSAGE
================================================================================
DEAR SHAREHOLDER:

     The management of the Rodney Square Strategic Fixed-Income Fund (the "Fund") is pleased to report to you on the Fund's activity for the six-month period ended April 30, 1998.

PERFORMANCE REVIEW*

DIVERSIFIED INCOME PORTFOLIO

     The Rodney Square Diversified Income Portfolio had a total return of 3.04% for the six months ended April 30, 1998. This return consisted of a modest increase in net asset value per share from $13.07 on October 31, 1997 to $13.08 at the end of April plus dividends per share of $0.38. The Portfolio's performance trailed very slightly behind the reported return of 3.10% for the Lehman Intermediate Government Corporate Index over this six-month period. Wilmington Trust Company, the Portfolio's adviser, has continued to assist the Portfolio's return by limiting total expenses of the Portfolio to 0.65% of average daily net assets.

MUNICIPAL INCOME PORTFOLIO

     The Rodney Square Municipal Income Portfolio had a total return of 1.94% for the six months ended April 30, 1998. This return consisted of a decrease in net asset value per share from $12.74 on October 31, 1997 to $12.71 at the end of April plus dividends per share of $0.27. The Portfolio's performance trailed the reported return of 2.40% for the Merrill Lynch Intermediate Municipal Index. The Portfolio's expenses continue to be limited to 0.75% of the average daily net assets.

ECONOMIC ENVIRONMENT

     The fixed income markets split the last six months almost evenly between three months of a bull market followed by three months of a bear market. During the end of 1997 and early in 1998, the markets intensely focused on the problems in the Asian markets. The prevailing theory held that weakness in the Asian economies would dampen our own economic growth back to sustainable levels, allowing the Federal Reserve to stay on the sidelines. The U.S. fixed income markets rallied and by the end of January, Treasury rates had dropped by 30 to 35 basis points. This brought yields on 5 and 10 year Treasury securities down to 5.35% and 5.50%, respectively.

     Market sentiment shifted downward in February and remained negative at the end of the reporting period. Economic releases for the new year continued to indicate a robust U.S. economy and market participants started to doubt the severity of the Asian impact. Anticipation of tougher monetary policy by the Federal Reserve meant expectations of higher short-term interest rates and fixed income markets declined. The 5-year Treasury gave back most of its earlier gain, reflecting the fear of higher short rates, while the 10-year gave back about half of its increase to end the period yielding 5.65%.

     The changes in the attitudes toward the Asian crisis impacted corporate spreads. In the first part of the reporting period, corporate bond spreads increased reflecting the higher perceived risk of credit deterioration in a declining economic environment. As it became evident the domestic economy was holding its own, the trends reversed and corporate spreads tightened.

-----------------
* PAST PERFORMANCE IS NOT NECESSARILY INDICATIVE OF FUTURE RESULTS. AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY WILMINGTON TRUST COMPANY OR ANY OTHER BANKING INSTITUTION, THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. RETURNS ARE HIGHER DUE TO THE ADVISER'S MAINTENANCE OF THE PORTFOLIOS' EXPENSES. SEE FINANCIAL HIGHLIGHTS ON PAGES 12 AND 13.

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
--------------------------------------------------------------------------------
    PRESIDENT'S MESSAGE -- CONTINUED
================================================================================
MANAGEMENT'S DISCUSSION OF PORTFOLIO PERFORMANCE

DIVERSIFIED INCOME PORTFOLIO

     The Portfolio is designed to give shareholders broad exposure to the dynamics of the short/intermediate term bond market with a stable flow of income and minimization of risk. This goal is accomplished by applying a disciplined and systematic investment process to actively manage a core portfolio of investment grade notes and bonds from a wide range of taxable market sectors.

     The Portfolio performed well over the past six months by focusing more energy on yield enhancement rather than interest rate sensitivity positioning. Yield levels remained in a relatively range bound environment which offered limited opportunities to really benefit from shifting the interest rate sensitivity of the Portfolio. The dynamic shifts in corporate spreads caused by the Asian crisis and a large onslaught of supply early in the year, gave us some good opportunities to enhance the yield on the Portfolio. As corporate spreads narrowed late in the period, we were able to combine the income returns with good relative price performance to help the Portfolio.

     In addition to the corporate market, the yield enhancement theme also was evident in the Portfolio's roughly 20% positioning in Asset-Backed and Mortgage-Backed securities. These securities combine wide fixed spreads with relatively low risks to provide an attractive alternative to corporate bonds for enhancing the Portfolio's performance.

MUNICIPAL INCOME PORTFOLIO

     The Rodney Square Municipal Income Portfolio is an intermediate-term, high quality fund designed to produce a high level of income which is exempt from federal income taxes while seeking preservation of capital. The basic strategy of the Portfolio is to identify and purchase the undervalued sectors of the municipal market. The Portfolio will normally be fully invested with an average maturity in the 5 to 10 year range.

     The municipal market held up well at the end of 1997 but performed poorly on a relative basis for the first 4 months of 1998 due to the heavy supply of new issues that came to market. New issues were up over 50% higher than the pace of one year ago. By the end of the reporting period, the relative value of tax-exempt bonds, as compared to Treasury issues, was at its most attractive level in over 12 months.

     We lengthened the average maturity of the Portfolio to take advantage of these attractive relative values. Since we began the period in a defensive posture, this lengthening moved us closer to the Merrill Lynch Intermediate Municipal Index. The Portfolio had an average maturity of 6.3 years on April 30, 1998, as compared to the 6.4 years average maturity for the Index. The Portfolio continues to have a higher average coupon than the Index, 5.76% versus 5.35%.

     We invite your comments and questions and we thank you for your investment in The Rodney Square Strategic Fixed-Income Fund. We look forward to reviewing our investment outlook and strategy with you in our next report to shareholders.

                                            Sincerely,


                                            /s/  ROBERT J. CHRISTIAN

                                            Robert J. Christian
                                            President
June 22, 1998

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND / DIVERSIFIED INCOME PORTFOLIO
--------------------------------------------------------------------------------
    INVESTMENTS / APRIL 30, 1998 (UNAUDITED)
    (Showing Percentage of Total Value of Net Assets)
================================================================================

                                                                       MOODY'S/S&P     PRINCIPAL        VALUE
                                                                         RATING*        AMOUNT        (NOTE 2)
                                                                       -----------     ---------    ------------
CORPORATE BONDS -- 45.9%
  BANKS -- 8.8%
     Amsouth Bank Alabama, 6.45%, 2/01/08 ...........................     A1/A-       $  600,000    $    597,000
     BankAmerica Corp., 6.75%, 09/15/05 .............................     A1/A           250,000         255,312
     BankBoston, NA, 6.38%, 04/15/08 ................................     A2/A-          650,000         645,125
     First Union Corp., 6.82%, 08/01/06 .............................     A2/A-          100,000         105,250
     Norwest Financial, Inc., 6.38%, 11/15/01 .......................    Aa3/AA-         500,000         505,000
     St. George's Bank, Ltd., 7.15%, 06/18/07 .......................    Baa1/A-         300,000         310,125
     Union Bank Switzerland - New York, 7.25%, 07/15/06 .............    Aa1/AA          350,000         369,687
                                                                                                    ------------
                                                                                                       2,787,499
                                                                                                    ------------
  ELECTRIC UTILITIES -- 7.5%
     Alabama Power Co., 7.00%, 01/01/03 .............................     A1/A+        1,000,000       1,016,690
     Central Illinois Public Services, 6.73%, 06/01/01 ..............    Aa2/AA-         300,000         306,375
     Duke Energy Corp., 8.00%, 11/01/99 .............................    Aa3/AA-       1,000,000       1,026,250
                                                                                                    ------------
                                                                                                       2,349,315
                                                                                                    ------------
  FINANCIAL -- 20.9%
     Abbey National PLC, 6.69%, 10/17/05 ............................    Aa3/AA-         300,000         306,750
     Associates Corp. of North America, 8.55%, 07/15/99 .............    Aa3/AA-         300,000         347,988
     Associates Corp. of North America, 6.75%, 08/01/01 .............    Aa3/AA-         500,000         509,375
     Bear Stearns Company, Inc., 6.63%, 10/01/04 ....................     A2/A           400,000         402,000
     Commercial Credit, 8.70%, 06/15/99 .............................     A1/A+          200,000         235,250
     Crestar Financial Corp. 226091-AF3, 6.50%, 01/15/18 ............   Baa1/BBB+        300,000         295,875
     Dean Witter Discover, 6.75%, 08/15/00 ..........................     A1/A+          400,000         406,500
     General Motors Acceptance Corp., 7.00%, 08/15/01 ...............     A2/A           750,000         767,812
     Heller Financial, Inc., 7.88%, 11/01/99 ........................    A3/BBB+         800,000         819,224
     Lehman Brothers Holdings, Inc., 6.50%, 10/01/02 ................    Baa1/A          600,000         603,000
     Lehman Brothers Holdings, Inc., 7.38%, 05/15/04 ................    Baa1/A          300,000         312,000
     Merrill Lynch, 7.05%, 04/15/03 .................................    Aa3/AA-         100,000         100,059
     Morgan Stanley Group, 6.38%, 01/18/00 ..........................     A1/A+          600,000         603,000
     Salomon Smith Barney Holdings, 7.00%, 03/15/04 .................     A2/A           550,000         567,875
     USL Capital Corp., 5.79%, 01/23/01 .............................     A1/A+          300,000         297,750
                                                                                                     ------------
                                                                                                       6,574,458
                                                                                                     ------------
  INDUSTRIAL -- 1.7%
     Allied Signal , 8.00%, 05/15/06 ................................     A2/A           500,000         546,345
                                                                                                    ------------
  OIL, GAS & PETROLEUM -- 1.0%
     Elf Aquitane, 8.00%, 10/15/01 ..................................    Aa3/AA-         300,000         318,750
                                                                                                    ------------
  RETAIL MERCHANDISING -- 1.0%
     Gap, Inc., 6.90%, 09/15/07 .....................................     A2/A           300,000         310,875
                                                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND / DIVERSIFIED INCOME PORTFOLIO
--------------------------------------------------------------------------------
    INVESTMENTS (UNAUDITED) -- CONTINUED
================================================================================

                                                                       MOODY'S/S&P     PRINCIPAL        VALUE
                                                                         RATING*        AMOUNT        (NOTE 2)
                                                                       -----------     ---------    ------------
  TELECOMMUNICATIONS -- 5.0%
     GTE Southwest, Ser. B, 6.54%, 12/01/05 .........................    A2/AA-       $  600,000    $    607,500
     MCI Communications Corp., 6.13%, 04/15/02 ......................    Baa2/A          400,000         398,000
     United Telecommunications, Inc., 9.50%, 04/01/03 ...............    A3/A-           500,000         566,875
                                                                                                    ------------
                                                                                                       1,572,375
                                                                                                    ------------

         TOTAL CORPORATE BONDS (COST $14,269,206) ..............................................      14,459,617
                                                                                                    ------------

ASSET-BACKED SECURITIES -- 17.5%
     Advanta Mortgage Loan Trust, Ser. 1996-1, 6.73%, 08/25/23 ......    Aaa/AAA         300,000         304,644
     AFC Home Equity Loan Trust, Ser. 1996-2, 7.74%, 05/07/98 .......    Aaa/AAA         799,830         822,110
     Contimortgage Home Equity Loan Trust, Ser. 1996-1,
        6.69%, 01/15/16 .............................................    Aaa/AAA         299,997         300,959
     Federal National Mortgage Association Notes, Ser. 1995-W1,
        8.10%, 04/25/25 .............................................    Aaa/AAA         500,000         527,517
     General Electric Capital Mortgage Services, Inc., Ser. 1996-HE2,
        7.94%, 06/25/14 .............................................    Aaa/AAA         600,000         632,012
     Green Tree Financial Corp., 7.15%, 07/15/27 ....................    Aaa/AAA         750,000         780,507
     Green Tree Financial Corp., Ser. 1995-2, 8.30%, 05/15/26 .......    Aaa/AAA         325,000         348,543
     Green Tree Lease Finance Ser. 1997-1, 6.17%, 09/20/05 ..........    Aaa/AAA         200,000         200,196
     MBNA Master Credit Card Trust, Ser. 1995-F, 6.60%, 01/15/03 ....    Aaa/AAA         300,000         305,352
     Residential Asset Securities Corp., Ser. 1995-KS3,
          8.00%, 10/25/24 ...........................................    Aaa/AAA         110,932         111,024
     Resolution Trust Corp., Ser. 1994-C2, 8.00%, 04/25/25 ..........     Aa/Aa          250,000         260,085
     The Money Store Home Equity Trust, Ser. 1992-D2,
        7.55%, 01/15/18 .............................................    Aaa/AAA         281,496         289,624
     The Money Store Home Equity Trust, Ser. 1996-B,
        7.91%, 05/15/24 .............................................    Aaa/AAA         200,000         209,222
     The Money Store Home Equity Trust, Ser. 1996-D,
        6.67%, 03/15/18 .............................................    Aaa/AAA         400,000         404,987
                                                                                                    ------------

         TOTAL ASSET-BACKED SECURITIES (COST $5,371,618) .......................................       5,496,782
                                                                                                    ------------

MORTGAGE-BACKED SECURITIES -- 2.9%
     Federal Home Loan Mortgage Corporation, Gold 15 Yr.,
        6.00%, 01/01/13 .............................................     NR/NR          395,334         390,146
     Federal National Mortgage Association Notes, Ser. 1996-4,
        6.50%, 07/25/02 .............................................     NR/NR          211,864         211,754
     Federal National Mortgage Association Notes, Ser. G-37 Class G,
        7.50%, 12/25/19 .............................................     NR/NR          300,000         303,521
                                                                                                    ------------

         TOTAL MORTGAGE-BACKED SECURITIES (COST $905,157) ......................................         905,421
                                                                                                    ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 9.4%
  FEDERAL HOME LOAN BANKS NOTES -- 1.3%
     Federal Home Loan Banks Notes, 6.10%, 10/23/00 .................    Aaa/NR          400,000         400,180
                                                                                                    ------------
  FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 1.5%
     Federal Home Loan Mortgage Corp. 5 Year Balloon,
          7.00%, 05/01/00 ...........................................     NR/NR          482,199         488,980
                                                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND / DIVERSIFIED INCOME PORTFOLIO
--------------------------------------------------------------------------------
    INVESTMENTS (UNAUDITED) -- CONTINUED
================================================================================

                                                                       MOODY'S/S&P     PRINCIPAL        VALUE
                                                                         RATING*        AMOUNT        (NOTE 2)
                                                                       -----------     ---------    ------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 6.6%
     Federal National Mortgage Association Notes, 6.41%, 02/06/02 ...    Aaa/NR       $  250,000    $    254,385
     Federal National Mortgage Association Notes, 5.78%, 02/12/03 ...    Aaa/NR          250,000         247,105
     Federal National Mortgage Association Notes, 7.58%, 06/02/06 ...    Aaa/NR          400,000         406,308
     Federal National Mortgage Association Notes, 7.94%, 09/13/06 ...    Aaa/NR          500,000         512,820
     Federal National Mortgage Association Notes, 7.00%, 06/25/07 ...    Aaa/NR          300,000         308,520
     Federal National Mortgage Association Notes, 6.56%, 12/10/07 ...    Aaa/NR          350,000         353,699
                                                                                                    ------------
                                                                                                       2,082,837
                                                                                                    ------------

         TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $2,941,181) ............................       2,971,997
                                                                                                    ------------

U.S. TREASURY OBLIGATIONS** -- 20.4%
        U.S. Treasury Notes, 6.38%, 07/15/99 ........................     NR/NR          400,000         403,848
     U.S. Treasury Notes, 6.38%, 01/15/00 ...........................     NR/NR        1,000,000       1,013,140
     U.S. Treasury Notes, 6.75%, 04/30/00 ...........................     NR/NR          400,000         408,652
     U.S. Treasury Notes, 6.25%, 05/31/00 ...........................     NR/NR          300,000         303,882
     U.S. Treasury Notes, 8.75%, 08/15/00 ...........................     NR/NR          150,000         160,064
     U.S. Treasury Notes, 6.50%, 08/31/01 ...........................     NR/NR          250,000         256,425
     U.S. Treasury Notes, 6.13%, 12/31/01 ...........................     NR/NR          400,000         406,172
     U.S. Treasury Notes, 6.25%, 01/31/02 ...........................     NR/NR          700,000         713,692
     U.S. Treasury Notes, 6.00%, 07/31/02 ...........................     NR/NR          500,000         506,100
     U.S. Treasury Notes, 5.50%, 02/28/03 ...........................     NR/NR          500,000         496,615
     U.S. Treasury Notes, 7.25%, 05/15/04 ...........................     NR/NR          550,000         593,021
     U.S. Treasury Notes, 6.50%, 08/15/05 ...........................     NR/NR          300,000         313,209
     U.S. Treasury Bonds, 11.75%, 02/15/10 ..........................     NR/NR          650,000         863,076
                                                                                                    ------------

         TOTAL U.S. TREASURY OBLIGATIONS (COST $6,336,401) .....................................       6,437,896
                                                                                                    ------------

COMMERCIAL PAPER -- 6.2%
     Associates First Cap. Corp., 5.51%, 05/01/98 (COST $1,947,143) .    P-1/A-1       1,947,143       1,947,143
                                                                                                    ------------

TOTAL INVESTMENTS (COST $31,770,706)(DAGGER) -- 102.3% .........................................      32,218,856

   LIABILITIES IN EXCESS OF ASSETS -- (2.3)% ...................................................        (721,532)
                                                                                                    ------------

NET ASSETS -- 100.0% ...........................................................................    $ 31,497,324
                                                                                                    ============


* Although certain securities are not rated (NR) by either Moody's or S & P, they have been determined to be of comparable quality to investment grade securities by the Portfolio Adviser.

** While not rated by Moody's or S & P, U.S. Treasury Obligations are considered to be of the highest quality, comparable to AAA.

(DAGGER) The cost of federal income tax purposes. At April 30, 1998, net unrealized appreciation was $448,150. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $495,657 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $47,507.

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND / MUNICIPAL INCOME PORTFOLIO
--------------------------------------------------------------------------------
    INVESTMENTS / APRIL 30, 1998 (UNAUDITED)
    (Showing Percentage of Total Value of Net Assets)
================================================================================

                                                                       MOODY'S/S&P     PRINCIPAL        VALUE
                                                                         RATING*        AMOUNT        (NOTE 2)
                                                                       -----------     ---------    ------------
MUNICIPAL BONDS -- 100.6%
  ALASKA -- 5.6%
     Alaska Municipal Bond Bank Auth. Ref. Bonds, Ser. 1994C,
        4.90%, 10/01/03 .............................................     A2/A          $400,000    $    405,500
     Seward, AK Rev. Bond (Alaska Sealife Center Proj.) Ser. 1996,
        6.50%, 10/01/01 .............................................     NR/NR          560,000         571,900
                                                                                                    ------------
                                                                                                         977,400
                                                                                                    ------------
  CALIFORNIA -- 1.8%
     Los Angeles, CA Dept. of Water & Power Electric Plant Rev. Bonds,
        5.75%, 11/15/02 .............................................    Aa3/A+          300,000         317,250
                                                                                                    ------------
  COLORADO -- 3.0%
     Aurora, CO Cert. of Participation Lease Ref. Rev. Bonds,
        5.85%, 12/01/02 .............................................      A/A           500,000         525,000
                                                                                                    ------------
  DELAWARE -- 15.9%
     Bethany Beach, DE Gen. Oblig. Rev. Bonds, 9.75%, 11/01/07 ......    Aaa/AAA         160,000         221,000
     Bethany Beach, DE Gen. Oblig. Rev. Bonds, 9.75%, 11/01/08 ......    Aaa/AAA         180,000         253,350
     Delaware State Economic Dev. Auth. Rev. Bonds
        (Delmarva Power & Light), 7.30%, 09/01/15 ...................    Aaa/AAA         100,000         106,500
     Delaware State Economic Dev. Auth. Rev. Bonds
        (Osteopathic Hosp. Assoc.), 6.00%, 01/01/03 .................    Aaa/NR          500,000         520,625
     Delaware State Gen. Oblig. Rev. Bonds, Ser. A, 5.00%, 01/01/04 .    Aa1/AA+         255,000         261,694
     Delaware State Housing Auth. Multi-family Mtge. Ref. Rev. Bonds,
        Ser. 1992D, 6.35%, 07/01/03 .................................     A1/NR          100,000         105,125
     Delaware State Housing Auth. Multi-family Mtge. Ref. Rev. Bonds,
        Ser. C, 7.25%, 01/01/07 .....................................     A1/A           205,000         220,119
     Delaware State Housing Auth. Single Family Mtge. Rev. Bonds,
        Ser. 1993, 5.05%, 07/01/05 ..................................    Aaa/AAA         300,000         304,875
     Delaware State Housing Auth. Single Family Mtge. Rev. Bonds,
        Ser. 1993, 5.15%, 01/01/06 ..................................    Aaa/AAA         175,000         179,156
     Delaware State Housing Auth. Sr. Home Mtge. Rev. Bonds,
        7.00%, 06/01/00 .............................................    Aa3/NR           25,000          25,437
     Delaware State Housing Auth. RB Single Rate Home Mtge-B,
        Sub-Ser. B-1, 6.40%, 12/01/02 ...............................    Aa3/NR           35,000          36,619
     Delaware State Housing Auth. Sr. Home Mtge. Rev. Bonds,
        6.10%, 06/01/99 .............................................    Aa3/NR           35,000          35,417
     Delaware State Solid Waste Auth. Sys. Rev. Bonds,
        5.80%, 07/01/01 .............................................     A2/A           500,000         520,625
                                                                                                    ------------
                                                                                                       2,790,542
                                                                                                    ------------
  HAWAII -- 4.4%
     Hawaii State Gen. Oblig. Rev. Bonds, Ser. 92BW,
        6.20%, 03/01/05 .............................................     A1/A+          700,000         762,125
                                                                                                    ------------
  MARYLAND -- 2.9%
     Howard County MD, Gen. Oblig. Rev. Bonds, 5.00%, 02/15/09 ......    Aaa/AAA         500,000         513,125
                                                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND / MUNICIPAL INCOME PORTFOLIO
--------------------------------------------------------------------------------
    INVESTMENTS (UNAUDITED) -- CONTINUED
================================================================================

                                                                       MOODY'S/S&P     PRINCIPAL        VALUE
                                                                         RATING*        AMOUNT        (NOTE 2)
                                                                       -----------     ---------    ------------
  MASSACHUSETTS -- 2.9%
     Massachusetts State Gen. Oblig. Rev. Bonds, Ser. 93B MBIA,
        4.88%, 10/01/13 .............................................    Aaa/AAA        $520,000    $    505,700
                                                                                                    ------------
  MISSISSIPPI -- 2.3%
     Medical Center Educ. Bldg. Corp. (Univ. of Mississippi Medical
        Center Proj.), Ser. 1993, 5.40%, 12/01/05 ...................     NR/A-          400,000         410,500
                                                                                                    ------------
  NEW JERSEY -- 3.0%
        New Jersey Econ. Dev. Auth. School Rev. Bonds
        (Blair Academy - 1995 Proj.), Ser. 95B, 6.00%, 09/01/07 .....     A3/NR          500,000         516,875
                                                                                                    ------------
  NEW YORK -- 3.0%
     Municipal Assistance Corp. of New York City/NY Sales Tax Rev.,
        5.75%, 07/01/03 .............................................    Aa2/AA          500,000         528,750
                                                                                                    ------------
  NORTH CAROLINA -- 4.2%
     Durham County, NC Certificates Participation, 4.35%, 05/01/03 ..    Aa1/AA          255,000         255,000
     North Carolina Med. Care Commn. Hlth. Care Facs.
        (Novant Health Proj.) MBIA, 4.70%, 10/01/12 .................    Aaa/AAA         500,000         480,000
                                                                                                    ------------
                                                                                                         735,000
                                                                                                    ------------
  PENNSYLVANIA -- 29.0%
     Allentown, PA Gtd. Impt. , 5.65%, 07/15/10 .....................    Aaa/AAA         525,000         564,375
     Chester County, PA Indl. Dev. Auth. Wastewater Treatment Rev.,
        7.00%, 11/01/06 .............................................     NR/NR          705,000         702,356
     Dauphin County, PA Gen. Auth. School Dist. Pooled Fin. Rev.
        AMBAC, 4.45%, 05/01/98 ......................................    Aaa/NR          500,000         502,500
     Lancaster County, PA Solid Waste Auth. Rev. Bonds,
        7.75%, 12/15/04 .............................................   Baa2/BBB         225,000         230,447
     Pennsylvania St. Higher Educ. Fac. Auth. Rev.,
        6.63%, 08/15/09 .............................................    Aaa/AAA         120,000         131,700
     Pennsylvania St. Higher Educ. Fac. Auth. Rev.,
        6.63%, 08/15/09 .............................................     A2/A           280,000         308,000
     Pennsylvania St. Higher Educ. Fac. Auth. College &
        Univ. Rev. Bonds
        (Philadelphia College of Osteopathic Medicine),
        5.25%, 12/01/07 .............................................     NR/AAA         150,000         155,250
     Philadelphia, PA Parking Auth. Rev. Bonds, Ser. 1997,
        5.50%, 09/01/03 .............................................    Aaa/AAA         500,000         524,375
     Philadelphia, PA Hospitals & Higher Educ. Fac. Auth.
        (Jefferson Health Systems), Ser. A, 5.50%, 05/15/05 .........    NR/AA-          500,000         528,750
     Philadelphia, PA Redev. Auth. Home Imp. Loan Rev. Bonds,
        7.38%, 06/01/03 .............................................     A1/A+           25,000          25,313
     Philadelphia, PA Ind. Dev. Auth. Rev. (Natl. Board of Med.
        Examiners), 6.10%, 05/01/00 .................................     NR/A+          500,000         515,000
     Westmoreland County, PA Indl. Dev. Auth. (Landfill Gas Recycling),
        6.80%, 01/01/05 .............................................     NR/NR          500,000         498,125
     York County, PA Ind. Auth. Personal Care Fac., 9.50%, 10/01/19 .     NR/NR          335,000         401,163
                                                                                                    ------------
                                                                                                       5,087,354
                                                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND / MUNICIPAL INCOME PORTFOLIO
--------------------------------------------------------------------------------
    INVESTMENTS (UNAUDITED) -- CONTINUED
================================================================================

                                                                       MOODY'S/S&P     PRINCIPAL        VALUE
                                                                         RATING*        AMOUNT        (NOTE 2)
                                                                       -----------     ---------    ------------
  TEXAS -- 5.7%
     Austin, TX Gen. Oblig. Rev. Bonds, 4.75%, 09/01/09 .............    Aa2/AA         $315,000    $    315,000
     Kingsbridge, TX Municipal Utilities Dist. AMBAC,
        4.88%, 03/01/02 .............................................    Aaa/NR          680,000         691,900
                                                                                                    ------------
                                                                                                       1,006,900
                                                                                                    ------------
  UTAH -- 3.0%
     Salt Lake County, UT Municipal Bldg. Auth. Lease Rev. Bonds,
        Ser. 1994A, 5.65%, 10/01/03 .................................    Aaa/AAA         500,000         528,125
                                                                                                    ------------
  VIRGINIA -- 5.9%
     Virginia State Housing Dev. Auth. Commonwealth Mtge. Rev. Bonds,
        Ser. 1992C, 5.80%, 07/01/04 .................................    Aa1/AA+         500,000         526,875
     Virginia State Public Bldg. Auth. Rev Bonds, Ser. 96A,
        5.00%, 08/01/12 .............................................     Aa/AA          500,000         503,125
                                                                                                    ------------
                                                                                                       1,030,000
                                                                                                    ------------
  WASHINGTON -- 5.1%
     Clark County, WA Public Utility Dist. No. 1 Generating Sys. Rev.
        Bonds, 6.00%, 01/01/06 ......................................    Aaa/AAA         350,000         378,875
     Washington State Public Power Supply Sys. Ref. Rev. Bonds
        (Nuclear Project No. 3), Ser. 1993C, 5.10%, 07/01/07 ........    Aa1/AA-         500,000         510,000
                                                                                                    ------------
                                                                                                         888,875
                                                                                                    ------------
  WISCONSIN -- 2.9%
        Appleton, WI Area School Dist., 5.00%, 04/01/11 .............    Aa2/NR          505,000         508,156
                                                                                                    ------------

         TOTAL MUNICIPAL BONDS (COST $17,270,708) ..............................................      17,631,677
                                                                                                    ------------

TAX-EXEMPT MUTUAL FUNDS -- 1.0%
     Provident Municipal Tax-Exempt Cash Money Market Fund
        (COST $182,423) .............................................     NR/NR          182,423         182,423
                                                                                                    ------------

TOTAL INVESTMENTS (COST $17,453,131)(DAGGER) -- 101.6% .........................................      17,814,100

LIABILITIES IN EXCESS OF ASSETS -- (1.6)% ......................................................        (282,256)
                                                                                                    ------------

NET ASSETS -- 100.0% ...........................................................................    $ 17,531,844
                                                                                                    ============

* Although certain securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the Portfolio Adviser.
(DAGGER) Cost for federal income tax purposes. At April 30, 1998, net unrealized appreciation was $360,969. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $386,145 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $25,176.

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
--------------------------------------------------------------------------------
    FINANCIAL STATEMENTS
================================================================================
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 1998 (Unaudited)

                                                                                       DIVERSIFIED     MUNICIPAL
                                                                                         INCOME         INCOME
                                                                                        PORTFOLIO      PORTFOLIO
                                                                                      ------------    -----------

ASSETS:
Investments in securities, at market (identified cost $31,770,706 and
   $17,453,131, respectively) (Note 2) .........................................       $32,218,856    $17,814,100
Receivable for investment securities sold ......................................           681,037             --
Interest receivable ............................................................           480,654        271,485
Deferred organization costs (Note 2) ...........................................                --          7,043
                                                                                       -----------    -----------

   Total assets ................................................................        33,380,547     18,092,628
                                                                                       -----------    -----------

LIABILITIES:
Dividends payable ..............................................................           151,608         63,303
Payable for investment securities purchased ....................................         1,682,920        485,495
Payable for Fund shares redeemed ...............................................            31,490             --
Due to Adviser (Note 4) ........................................................             3,479            555
Other accrued expenses (Note 4) ................................................            13,726         11,431
                                                                                       -----------    -----------

   Total liabilities ...........................................................         1,883,223        560,784
                                                                                       -----------    -----------

NET ASSETS, at market value ....................................................       $31,497,324    $17,531,844
                                                                                       ===========    ===========

NET ASSETS CONSIST OF:
Shares of beneficial interest ..................................................       $    24,087    $    13,791
Additional paid-in capital .....................................................        30,964,285     17,132,545
Net unrealized appreciation of investments .....................................           448,150        360,969
Accumulated net realized gain ..................................................            60,802         24,539
                                                                                       -----------    -----------

NET ASSETS, for 2,408,665, and 1,379,103 shares outstanding, respectively ......       $31,497,324    $17,531,844
                                                                                       ===========    ===========
NET ASSET VALUE, offering and redemption price per share
   ($31,497,324 (DIVIDE) 2,408,665 and $17,531,844 (DIVIDE) 1,379,103 outstanding
   shares of beneficial interest, $0.01 par value, respectively) ...............            $13.08         $12.71
                                                                                            ======         ======

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
--------------------------------------------------------------------------------
    FINANCIAL STATEMENTS -- CONTINUED
================================================================================
STATEMENTS OF OPERATIONS
For the Six-Month Period Ended April 30, 1998 (Unaudited)

                                                                                       DIVERSIFIED     MUNICIPAL
                                                                                         INCOME         INCOME
                                                                                        PORTFOLIO      PORTFOLIO
                                                                                      ------------    -----------

INTEREST INCOME ................................................................        $1,026,480       $440,768
                                                                                        ----------       --------
EXPENSES:
   Advisory fee (Note 4) .......................................................            78,339         43,215
   Administration fee (Note 4) .................................................            14,077          7,763
   Accounting fee (Note 4) .....................................................            12,603         12,603
   Distribution expenses (Note 4) ..............................................             5,812          4,443
   Trustees' fees and expenses (Note 4) ........................................             2,820          2,820
   Amortization of organizational expenses (Note 2) ............................                --          8,954
   Registration fees ...........................................................             7,553          8,214
   Reports to shareholders .....................................................             8,192          4,880
   Legal .......................................................................             9,010          7,673
   Audit .......................................................................            13,076          6,166
   Other .......................................................................             9,603          8,435
                                                                                        ----------       --------

      Total expenses before fee waivers ........................................           161,085        115,166
      Advisory fee waived (Note 4) .............................................           (59,244)       (39,332)
      Administration fee waived (Note 4) .......................................                --         (3,518)
      Accounting fee waived (Note 4) ...........................................                --         (7,494)
                                                                                        ----------       --------

         Total expenses, net ...................................................           101,841         64,822
                                                                                        ----------       --------

   Net investment income .......................................................           924,639        375,946
                                                                                        ----------       --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain on investment transactions ................................           176,768         56,235
   Net unrealized depreciation of investments during the period ................          (170,984)       (95,983)
                                                                                        ----------       --------

   Net gain (loss) on investments ..............................................             5,784        (39,748)
                                                                                        ----------       --------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........................        $  930,423       $336,198
                                                                                        ==========       ========

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
--------------------------------------------------------------------------------
    FINANCIAL STATEMENTS -- CONTINUED
================================================================================
STATEMENTS OF CHANGES IN NET ASSETS


                                                                                       DIVERSIFIED     MUNICIPAL
                                                                                         INCOME         INCOME
                                                                                        PORTFOLIO      PORTFOLIO
                                                                                      -------------   -----------

FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 1998 (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income .......................................................       $   924,639    $   375,946
   Net realized gain on investment transactions ................................           176,768         56,235
   Net unrealized depreciation of investments during the period ................          (170,984)       (95,983)
                                                                                       -----------    -----------
   Net increase in net assets resulting from operations ........................           930,423        336,198
                                                                                       -----------    -----------
Distributions to shareholders from:
   Net investment income .......................................................          (924,639)      (375,946)
                                                                                       -----------    -----------
Increase in net assets from Fund share transactions (Note 5) ...................            35,780        125,336
                                                                                       -----------    -----------
   Total increase in net assets ................................................            41,564         85,588
NET ASSETS:
   Beginning of period .........................................................        31,455,760     17,446,256
                                                                                       -----------    -----------
   End of period ...............................................................       $31,497,324    $17,531,844
                                                                                       ===========    ===========

FOR THE FISCAL YEAR ENDED OCTOBER 31, 1997
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income .......................................................       $ 1,885,318    $   749,888
   Net realized gain (loss) on investment transactions .........................           (16,511)        40,118
   Net unrealized appreciation of investments during the year ..................           307,032        340,102
                                                                                       -----------    -----------
   Net increase in net assets resulting from operations ........................         2,175,839      1,130,108
                                                                                       -----------    -----------
Distributions to shareholders from:
   Net investment income .......................................................        (1,885,318)      (749,888)
                                                                                       -----------    -----------
Increase (decrease) in net assets from Fund share transactions (Note 5) ........          (611,832)       447,444
                                                                                       -----------    -----------
   Total increase (decrease) in net assets .....................................          (321,311)       827,664
NET ASSETS:
   Beginning of year ...........................................................        31,777,071     16,618,592
                                                                                       -----------    -----------
   End of year .................................................................       $31,455,760    $17,446,256
                                                                                       ===========    ===========

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
--------------------------------------------------------------------------------
    FINANCIAL HIGHLIGHTS

================================================================================

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. They should be read in conjunction with the financial statements and notes thereto.


                                                  FOR THE
                                                 SIX-MONTH
                                                PERIOD ENDED              FOR THE FISCAL YEARS ENDED OCTOBER 31,
                                               APRIL 30, 1998   -----------------------------------------------------
                                                 (UNAUDITED)       1997      1996       1995      1994      1993
                                              -----------------------------------------------------------------------
DIVERSIFIED INCOME PORTFOLIO
NET ASSET VALUE-- BEGINNING OF PERIOD .........     $13.07        $12.95    $13.08     $12.42    $13.48    $13.20
                                                    ------        ------    ------     ------    ------    ------
INVESTMENT OPERATIONS:
   Net investment income ......................       0.38          0.77      0.78       0.83      0.71      0.76
   Net realized and unrealized gain (loss) on
      investments .............................       0.01          0.12     (0.13)      0.66     (1.02)     0.39
                                                    ------        ------    ------     ------    ------    ------
      Total from investment operations ........       0.39          0.89      0.65       1.49     (0.31)     1.15
                                                    ------        ------    ------     ------    ------    ------
DISTRIBUTIONS:
   From net investment income .................      (0.38)        (0.77)    (0.78)     (0.83)    (0.71)    (0.76)
   From net realized gain on investments ......         --            --        --         --     (0.04)    (0.11)
                                                    ------        ------    ------     ------    ------    ------
      Total distributions .....................      (0.38)        (0.77)    (0.78)     (0.83)    (0.75)    (0.87)
                                                    ------        ------    ------     ------    ------    ------

NET ASSET VALUE-- END OF PERIOD ...............     $13.08        $13.07    $12.95     $13.08    $12.42    $13.48
                                                    ======        ======    ======     ======    ======    ======
TOTAL RETURN ..................................      3.04%         7.13%     5.18%     12.41%   (2.33)%     9.00%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
   Expenses(DAGGER) ...........................      0.65%*        0.65%     0.65%      0.65%     0.65%     0.65%
   Net investment income ......................      5.90%*        5.98%     6.07%      6.56%     5.53%     5.65%
Portfolio turnover rate .......................     31.28%        83.54%    85.77%    116.40%    43.77%    24.22%
Net assets at end of period (000 omitted) .....    $31,497       $31,456   $31,777    $32,214   $31,721   $40,971

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
--------------------------------------------------------------------------------
    FINANCIAL HIGHLIGHTS -- CONTINUED
================================================================================

                                                    FOR THE
                                                   SIX-MONTH
                                                  PERIOD ENDED      FOR THE FISCAL YEARS ENDED OCTOBER 31,
                                                 APRIL 30, 1998   -----------------------------------------
                                                   (UNAUDITED)       1997      1996       1995      1994
                                                -----------------------------------------------------------
MUNICIPAL INCOME PORTFOLIO
NET ASSET VALUE-- BEGINNING OF PERIOD .........       $12.74        $12.46    $12.49     $11.64    $12.50
                                                      ------        ------    ------     ------    ------
INVESTMENT OPERATIONS:
   Net investment income ......................         0.27          0.55      0.55       0.54      0.49
   Net realized and unrealized gain (loss) on
      investments .............................        (0.03)         0.28     (0.03)      0.85     (0.86)
                                                      ------        ------    ------     ------    ------
      Total from investment operations ........         0.24          0.83      0.52       1.39     (0.37)
                                                      ------        ------    ------     ------    ------
DISTRIBUTIONS:
   From net investment income .................        (0.27)        (0.55)    (0.55)     (0.54)    (0.49)
                                                      ------        ------    ------     ------    ------

NET ASSET VALUE-- END OF PERIOD ...............       $12.71        $12.74    $12.46     $12.49    $11.64
                                                      ======        ======    ======     ======    ======
TOTAL RETURN ..................................        1.94%         6.85%     4.24%     12.23%   (3.05)%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
   Expenses(DAGGER)(DAGGER) ...................        0.75%*        0.75%     0.75%      0.75%     0.75%
   Net investment income ......................        4.34%*        4.42%     4.41%      4.50%     4.13%
Portfolio turnover rate .......................       22.71%        28.56%    15.91%     42.08%    21.95%
Net assets at end of period (000 omitted) .....      $17,532       $17,446   $16,619    $16,570   $14,283


*    Annualized.
(DAGGER) Wilmington Trust Company ("WTC") waived a portion of its advisory fee for the six-month period ended April 30, 1998, and for the fiscal years ended October 31, 1997, 1996, 1995, 1994, and 1993. If these expenses had been incurred by the Portfolio, the annualized ratio of expenses to average daily net assets for the six-month period ended April 30, 1998, and for the fiscal years ended October 31, 1997, 1996, 1995, 1994, and 1993, would have been 1.03%, 1.12%, 1.09%, 1.14%, 1.05%, and 1.06%, respectively.
(DAGGER)(DAGGER) WTC waived a portion of its advisory fee for the six-month period ended April 30, 1998 and its entire advisory fee for fiscal years ended October 31, 1997, 1996, 1995 and 1994. RSMC waived a portion of its administration and accounting services fees for the six-month period ended April 30, 1998, and for the fiscal years ended October 31, 1997, 1996, 1995, and 1994. If these expenses had been incurred by the Portfolio, the annualized ratio of expenses to average daily net assets for the six-month period ended April 30, 1998, and for the fiscal years ended October 31, 1997, 1996, 1995 and 1994, would have been 1.33%, 1.52%, 1.37%, 1.45%, and
     1.62%, respectively.

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
--------------------------------------------------------------------------------
    NOTES TO FINANCIAL STATEMENTS -- (UNAUDITED)
================================================================================

1. DESCRIPTION OF THE FUND. The Rodney Square Strategic Fixed-Income Fund (the "Fund") is a diversified, open-end management investment company established as a Massachusetts business trust by Declaration of Trust on May 7, 1986, as last amended and restated on February 15, 1993, and registered with the U.S. Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Declaration of Trust permits the Trustees to create additional series or portfolios, each of which may issue additional classes of shares. Currently, the Fund consists of two series or portfolios, the Diversified Income Portfolio and the Municipal Income Portfolio (each, a "Portfolio" and collectively, the "Portfolios"). Each Portfolio consists of a single class of shares. The investment objective of the Diversified Income Portfolio is to seek high total return, consistent with high current income, by investing principally in various types of investment grade fixed-income securities. The investment objective of the Municipal Income Portfolio is to seek a high level of income exempt from federal income tax consistent with the preservation of capital.

2.  SIGNIFICANT   ACCOUNTING  POLICIES.  The  following  is  a  summary  of  the significant accounting policies of the Fund:

    SECURITY VALUATION. The Portfolios value their assets based on their current market prices when market quotations are readily available. Current market prices are generally not readily available for municipal securities; current market prices may also be unavailable for other types of fixed-income securities held by the Portfolios. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to the specific securities, but also transactions in comparable securities. The value of fixed-income securities maturing within 60 days of the valuation date may be determined by valuing those securities at amortized cost. Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees of the Fund.

    FEDERAL INCOME TAXES. Each Portfolio is treated as a separate entity and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute all of its taxable and tax-exempt income to its shareholders. Therefore, no provision for federal income tax is required. At October 31, 1997, the Diversified Income Portfolio and the Municipal Income Portfolio had net tax basis capital loss carryforwards to offset future capital gains of approximately $112,000 and $32,000, respectively, which will expire as follows:

                                              CAPITAL LOSS        EXPIRATION
                                              CARRYFORWARD           DATE
                                             --------------      -------------
       Diversified Income Portfolio ........   $  82,000           10/31/03
                                                  30,000           10/31/05
       Municipal Income Portfolio ..........      11,000           10/31/03
                                                  21,000           10/31/04

    INTEREST INCOME AND DIVIDENDS TO SHAREHOLDERS. Interest income is accrued as earned. Dividends from net investment income consist of accrued interest and earned discount (including both original issue and market discount) less amortization of premium and accrued expenses. Dividends to shareholders of each Portfolio are declared daily from net investment income and paid to shareholders monthly. Each Portfolio will distribute net realized gains on investments, if any, annually in December.

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
--------------------------------------------------------------------------------
    NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
================================================================================

    DEFERRED ORGANIZATION COSTS. Costs incurred by the Municipal Income Portfolio in connection with the initial registration and public offering of shares have been deferred and are being amortized on a straight-line basis over a five-year period beginning on the date the Portfolio commenced operations.

    USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

    OTHER. Investment security transactions are accounted for on a trade date basis. Each Portfolio uses the specific identification method for determining realized gain and loss on investments for both financial and federal income tax reporting purposes.

3.  INVESTMENT  SECURITIES.  During the  six-month  period ended April 30, 1998,
    purchases  and  sales  of  investment   securities   (excluding   short-term
    investments) aggregated as follows:

                                          DIVERSIFIED             MUNICIPAL
                                            INCOME                 INCOME
                                         -------------          --------------
           Purchases .................    $10,180,624             $4,920,572
           Sales .....................      9,271,809              3,744,831

4. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES. Wilmington Trust Company ("WTC"), a wholly owned subsidiary of Wilmington Trust Corporation, a publicly held bank holding company, furnishes investment advisory and other services to the Fund pursuant to separate advisory agreements with each Portfolio (the "Advisory Agreements"). WTC serves as investment adviser to the Portfolios and, subject to the supervision of the Board of Trustees, directs the investments of the Portfolios in accordance with each Portfolio's investment objective, policies and limitations. For its services under each Advisory Agreement, the Fund pays WTC a monthly fee at the annual rate of 0.50% of the average daily net assets of each Portfolio of the Fund, excluding those assets invested in any money market mutual fund. WTC has agreed to waive its advisory fee or reimburse each Portfolio monthly to the extent that operating expenses of the Portfolio (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed an annual rate of 0.75% of the Portfolio's average daily net assets through February, 1999. With respect to the Diversified Income Portfolio, WTC has voluntarily agreed to waive its fee or reimburse the Portfolio monthly to the extent that operating expenses of the Portfolio (excluding taxes, extraordinary expenses, brokerage commissions, and interest) exceed an annual rate of 0.65% of average daily net assets. These undertakings may be amended or eliminated at any time in the future.

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
--------------------------------------------------------------------------------
    NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
================================================================================

    The following table summarizes the advisory fees for the six-month period ended April 30, 1998:

                                               GROSS ADVISORY      ADVISORY
                                                     FEE          FEE WAIVER
                                               --------------    -------------
         Diversified Income Portfolio ........     $78,339          $59,244
         Municipal Income Portfolio ..........      43,215           39,332

    WTC also serves as custodian of the assets of the Portfolios. Effective February 2, 1998, WTC entered into a Sub-Custodian Services Agreement with PNC Bank, N.A. ("PNC") whereby PNC serves as Sub-Custodian of the assets of the Portfolios. The Portfolios do not pay WTC or PNC any fee for custodial services, as WTC assumes the cost of providing these services to the
    Portfolios. The Portfolios reimburse WTC and PNC for their related out-of-pocket expenses, if any, incurred in connection with the performance of these services.

    Prior to February 2, 1998, Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of WTC, served as administrator, transfer agent and dividend disbursing agent to the Fund under separate Administration and Transfer Agent Agreements with the Fund, each dated December 31, 1992. As administrator, RSMC was responsible for services such as financial reporting, compliance monitoring and corporate management. For the services provided, RSMC received a monthly administration fee from the Fund at an annual rate of 0.08% of each Portfolio's average daily net assets. The administration fee paid to RSMC by the Diversified Income Portfolio for the period from November 1, 1997 to February 2, 1998, amounted to $6,361. RSMC waived its administration fee for the Municipal Income Portfolio for the period from November 1, 1997 to February 2, 1998, which amounted to $3,518. The Fund did not pay RSMC any separate fees for its services as transfer agent and dividend disbursing agent for the Portfolios, as WTC assumed the cost of providing these services to the Portfolios. Each Portfolio reimbursed RSMC for its related out-of-pocket expenses, if any, incurred in connection with the performance of these services.

    Effective February 2, 1998, the Fund entered into an Administrative and Accounting Services Agreement (the "Agreement") with PFPC Inc. ("PFPC") whereby PFPC performs certain administrative and accounting services for the Portfolios including preparing shareholder reports, assisting WTC in compliance monitoring activities and determining the net asset value per share of each Portfolio. For services provided under the Agreement, the Fund pays PFPC an annual fee equal to the amount derived from the following schedule: 0.10% of each Portfolio's first $1 billion of average daily net assets; 0.075% of each Portfolio's next $500 million of average daily net assets; 0.050% of each Portfolio's next $500 million of average daily net assets; and 0.035% of each Portfolio's average daily net assets in excess of $2 billion. In addition, any related out-of-pocket expenses incurred by PFPC in the provision of services to a Portfolio are borne by that Portfolio. PFPC's fees for services provided under the Agreement for the period from February 2, 1998 to April 30, 1998, were $7,716 and $4,245 for the Diversified Income Portfolio and Municipal Income Portfolio, respectively.

    Pursuant to a Distribution Agreement with the Fund, dated February 23, 1998, Rodney Square Distributors, Inc. ("RSD"), a wholly-owned subsidiary of WTC, manages the Fund's distribution efforts and provides assistance and

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
--------------------------------------------------------------------------------
    NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
================================================================================

    expertise in developing marketing plans and materials. Prior to January 26, 1998, the Fund's Board of Trustees had authorized pursuant to Rule 12b-1 plans of distribution, a payment of up to 0.25% of each Portfolio's average daily net assets annually to reimburse RSD for expenses incurred in connection with distribution activities. Effective January 26, 1998, the Rule 12b-1 plans were terminated. For the period November 1, 1997 throughJanuary 26, 1998, RSD was reimbursed in the amount of $5,812 for the Diversified Income Portfolio and $4,443 for the Municipal Income Portfolio.

    Prior to February 2, 1998, RSMC determined the net asset value per share of each Portfolio and provided accounting services to the Fund pursuant to an Accounting Services Agreement with the Fund on behalf of each Portfolio. For its services, RSMC received an annual fee of $50,000 per Portfolio, plus an amount equal to 0.02% of that portion of each Portfolio's average daily net assets in excess of $100 million. For the period November 1, 1997 to February 2, 1998, RSMC's fees for accounting services amounted to $12,603 per Portfolio. RSMC waived $7,494 of the accounting services fee with respect to the Municipal Income Portfolio.

    The salaries and fees of all officers of the Fund, the Trustees who are "interested persons" of the Fund, WTC, RSMC, RSD, or their affiliates, and all personnel of the Fund, WTC, RSMC or RSD performing services related to research, statistical and investment activities are paid by WTC, RSMC, RSD or their affiliates. The fees and expenses of the "non-interested" Trustees for the six-month period ended April 30, 1998 amounted to $2,820 per Portfolio.

5. FUND SHARES. At April 30, 1998, there were an unlimited number of shares of beneficial interest of $0.01 par value authorized. The following table summarizes the activity in shares of each Portfolio:

DIVERSIFIED INCOME PORTFOLIO

                                     FOR THE SIX-MONTH PERIOD      FOR THE FISCAL YEAR
                                       ENDED APRIL 30, 1998       ENDED OCTOBER 31, 1997
                                    --------------------------   ------------------------
                                      SHARES        AMOUNT         SHARES       AMOUNT
                                    -----------  -------------   ----------   -----------
Shares sold ....................       70,632     $   925,915       141,848   $ 1,841,272
Shares issued to shareholders in
   reinvestment of distributions       27,283         357,036        58,648       755,881
Shares redeemed ................      (95,194)     (1,247,171)     (248,332)   (3,208,985)
                                    ---------     -----------     ---------   -----------
Net increase (decrease) ........        2,721     $    35,780       (47,836)  $  (611,832)
                                                  ===========                 ===========
Shares outstanding:
   Beginning of period .........    2,405,944                     2,453,780
                                    ---------                     ---------
   End of period ...............    2,408,665                     2,405,944
                                    =========                     =========

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
--------------------------------------------------------------------------------
    NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
================================================================================

MUNICIPAL INCOME PORTFOLIO

                                     FOR THE SIX-MONTH PERIOD     FOR THE FISCAL YEAR
                                       ENDED APRIL 30, 1998      ENDED OCTOBER 31, 1997
                                    --------------------------   ----------------------
                                      SHARES        AMOUNT         SHARES      AMOUNT
                                    -----------  -------------   ----------  ----------
Shares sold ....................       55,568      $712,546        98,185   $ 1,235,603
Shares issued to shareholders in
   reinvestment of distributions       22,491       287,951        45,831       575,223
Shares redeemed ................      (68,208)     (875,161)     (108,773)   (1,363,382)
                                    ---------      --------     ---------   -----------
Net increase ...................        9,851      $125,336        35,243   $   447,444
                                                   ========                 ===========
Shares outstanding:
   Beginning of period .........    1,369,252                   1,334,009
                                    ---------                   ---------
   End of period ...............    1,379,103                   1,369,252
                                    =========                   =========

6. SUBSEQUENT EVENT. A meeting of shareholders is scheduled for June 25, 1998, to approve a new Advisory Agreement to become effective on June 29, 1998, under which, each Portfolio will pay a monthly advisory fee to WTC at the annual rate of 0.35% of the average daily net assets of the Portfolio. WTC has agreed to waive its fee or reimburse each Portfolio monthly to the extent that expenses of the Portfolio (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed an annual rate of 0.55% and 0.75% of the average daily net assets for the Diversified Income Portfolio and the Municipal Income Portfolio, respectively, through February, 1999. In addition, subject to shareholder approval of the Advisory Agreement, the Fund will bear the costs of custody and transfer agency services provided to the Portfolios, effective June 29, 1998. Finally, effective June 29, 1998, the Diversified Income Portfolio will change its name to the Short/Intermediate Bond Portfolio, and the Municipal IncomePortfolio will change its name to the Municipal Bond Portfolio.

                                    TRUSTEES
                                  Eric Brucker
                                 Fred L. Buckner
                               Robert J. Christian
                                John J. Quindlen
                              ---------------------
                                    OFFICERS
                         Robert J. Christian, PRESIDENT
                          Nina M. Webb, VICE PRESIDENT
                   John J. Kelley, VICE PRESIDENT & TREASURER
                         Carl M. Rizzo, Esq., SECRETARY
                    Diane J. Drake, Esq., ASSISTANT SECRETARY
                     Mary Jane Maloney, ASSISTANT SECRETARY
                     John C. McDonnell, ASSISTANT TREASURER
                  ---------------------------------------------
                               INVESTMENT ADVISER
                                  AND CUSTODIAN
                            Wilmington Trust Company
                               Rodney Square North
                               1100 N. Market St.
                            Wilmington, DE 19890-0001
                           ---------------------------
                                   DISTRIBUTOR
                        Rodney Square Distributors, Inc.
                               Rodney Square North
                               1100 N. Market St.
                            Wilmington, DE 19890-0001
                       ----------------------------------
                                 ADMINISTRATOR,
                               TRANSFER AGENT AND
                                ACCOUNTING AGENT
                                    PFPC Inc.
                              400 Bellevue Parkway
                              Wilmington, DE 19809
                           ---------------------------
                                  LEGAL COUNSEL
                           Kirkpatrick & Lockhart LLP
                          ----------------------------
                              INDEPENDENT AUDITORS
                                Ernst & Young LLP
                              ---------------------


THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

RS03 4/98